Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Sportradar Group AG
Entity Central Index Key	0001836470
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity File Number	001-40799
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Feldlistrasse 2
Entity Address, City or Town	St. Gallen
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-9000
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Shell Company	false
Title of 12(b) Security	Class A ordinary shares, nominal value CHF 0.10 per share
Trading Symbol	SRAD
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Auditor Name	KPMG AG
Auditor Firm ID	3240
Auditor Location	St. Gallen, Switzerland
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Feldlistrasse 2
Entity Address, City or Town	St. Gallen
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH-9000
City Area Code	+41
Local Phone Number	71 517 72 00
Contact Personnel Name	Carsten Koerl
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	206,571,517
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	903,670,701